Stock Options and Nonvested Shares (Details Textual) - USD ($)							1 Months Ended				12 Months Ended
	Jul. 01, 2017	Nov. 08, 2016	Nov. 16, 2015	Jul. 01, 2015	Jul. 01, 2014	Jan. 02, 2014	May 31, 2016	Jun. 30, 2014	Nov. 30, 2010	Jul. 31, 2007	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expenses							$ 5,541				$ 3,068,213	$ 5,575,877	$ 6,056,033
CFO Shenzhen Shangtong [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expenses											$ 3,223	5,541	10,200	$ 6,584
Share based compensation period for recognition											2 years 10 months 25 days
Unrecognized share based compensation expenses											$ 1,579
Fortune Zhengjin [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expenses							2,787,475				$ 2,056,930	2,787,475	1,965,535	$ 560,187
Share based compensation period for recognition											2 years 10 months 25 days
Unrecognized share based compensation expenses											$ 2,202,047
CFO Tahoe [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expenses							$ 399,927				$ 225,864	399,927	267,565
Share based compensation period for recognition											2 years 10 months 25 days
Unrecognized share based compensation expenses											$ 240,677
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of options, granted											2,414,500
Share based compensation arrangement of vested in period											1,641,860
Share based compensation available for grant											159,320
Restricted shares [Member] | CFO Shenzhen Shangtong [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation for rendering service					5 years
Share based payment award percentage of net assets granted					10.00%
Share based compensation arrangement by percentage of shares granted					10.00%
Share based compensation arrangement by grants in period fair value					$ 28,965
Restricted shares [Member] | Fortune Zhengjin [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation for rendering service				5 years	5 years		5 years
Share based payment award percentage of net assets granted				8.00%	10.00%		5.35%
Share based compensation arrangement by percentage of shares granted				8.00%	10.00%		5.35%
Share based compensation arrangement by grants in period fair value				$ 4,681,533	$ 2,464,455		$ 2,460,213
Restricted shares [Member] | CFO Tahoe [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation period for recognition				5 years
Share based payment award percentage of net assets granted				1.95%
Share based compensation arrangement by percentage of shares granted				1.95%
Share based compensation arrangement by grants in period fair value				$ 1,141,124
2007 Equity incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expenses												$ 984,000	$ 1,476,000
Share based compensation arrangement of vested in period																8,658,048
Fair value of granted share													$ 0.82
2007 Equity incentive plan [Member] | Nonvested ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation arrangement grants in period										10,558,493
2014 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of ordinary shares authorized											14,000,000			5,000,000
Number of options, granted											2,690,000		120,000
Share based compensation arrangement of vested in period											100,000
Share based compensation intrinsic value													$ 1,159
Share based compensation arrangement vested in period, fair value											$ 174,360	260,944	$ 496,560
Share based compensation period for recognition											2 years 9 months 18 days
Weighted average grant date fair value											$ 0.24		$ 0.61	$ 0.63
Unrecognized share based compensation expenses											$ 530,052
Recognized share-based compensation expenses											$ 115,428	174,672	$ (187,485)
Share based compensation available for grant											4,591,700
2014 Stock incentive plan [Member] | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of options, granted											200,000			30,000
Share based compensation for rendering service											3 years			3 years
Share based compensation arrangement grants in period														3,000,000
2014 Stock incentive plan [Member] | Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of options, granted											2,490,000		120,000	1,930,000
Share based compensation for rendering service											3 years		3 years	3 years
2014 Stock incentive plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expenses											$ 682,424	1,091,923	$ 898,903
Share based compensation for rendering service	2 years 6 months	2 years												2 years
Share based compensation arrangement of vested in period											1,780,000
Share based compensation period for recognition											6 months 25 days
Unrecognized share based compensation expenses											$ 524,747
Share based compensation arrangement grants in period	150,000	200,000	3,800,000								235,885			1,780,000
Fair value of restricted shares			$ 0.742											$ 0.878
2014 Stock incentive plan [Member] | Restricted shares [Member] | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expenses											$ (15,657)	(49,055)	754,354
Share based compensation arrangement grants in period														1,150,000
2014 Stock incentive plan [Member] | Restricted shares [Member] | Consultant [Member] | Share-based Compensation award, Tranche two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation for rendering service														3 years
Share based compensation arrangement grants in period														50,000
Restricted Stock Issuance and Allocation Agreement of 2007 Plan [Member] | Nonvested ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation arrangement grants in period								3,000,000
Restricted Stock Issuance and Allocation Agreement of 2007 Plan [Member] | Nonvested ordinary shares [Member] | Not vested under 2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation arrangement grants in period								1,900,445
2010 Equity incentive plan of Rifa Financial Holdings [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expenses															$ 495,848
Share based compensation for rendering service									3 years
Share based compensation arrangement grants in period									1,500
Fair value of restricted shares									$ 1,188
Nonvested shares granted percentage									15.00%
Nonvested shares granted percentage of earnings									15.00%
2004 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expenses												51,593	546,465
Number of ordinary shares authorized														30,688,488
Share based compensation intrinsic value											30,659	198,084	1,881,129
Share based compensation arrangement vested in period, fair value												1,500,901	2,067,037
2004 Stock incentive plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation for rendering service						3 years
Unrecognized share based compensation expenses
Share based compensation arrangement grants in period						1,100,240
Fair value of restricted shares											$ 1.106
Recognized share-based compensation expenses												$ 129,801	$ 324,496
2004 Stock incentive plan [Member] | Restricted shares [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation arrangement grants in period											330,085